Intangible assets, net - Finite-Lived Other Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost
Cost, beginning balance	€ 1,894.9	€ 1,857.3
Additions	14.3	39.3
Disposals	(0.6)	(0.3)
Effect of changes in exchange rates	(0.1)	(1.4)
Cost, ending balance	1,908.5	1,894.9	€ 1,857.3
Accumulated amortization
Accumulated amortization, beginning balance	1,153.2	1,014.9
Amortization	126.0	127.6	135.1
Impairment charges	8.0	11.1
Disposals	(0.5)	(0.3)
Accumulated amortization, ending balance	1,287.2	1,153.2	1,014.9
Carrying amount
Carrying amount	621.3	741.7
Accumulated Amortization
Cost
Effect of changes in exchange rates	0.5	(0.1)
Brands
Cost
Cost, beginning balance	38.9	38.9
Additions	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, ending balance	38.9	38.9	38.9
Accumulated amortization
Accumulated amortization, beginning balance	16.8	14.9
Amortization	1.9	1.9
Impairment charges	0.0	0.0
Disposals	0.0	0.0
Accumulated amortization, ending balance	18.7	16.8	14.9
Carrying amount
Carrying amount	20.2	22.1
Brands | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Intellectual property
Cost
Cost, beginning balance	147.1	147.1
Additions	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, ending balance	147.1	147.1	147.1
Accumulated amortization
Accumulated amortization, beginning balance	104.1	95.8
Amortization	8.3	8.3
Impairment charges	0.0	0.0
Disposals	0.0	0.0
Accumulated amortization, ending balance	112.4	104.1	95.8
Carrying amount
Carrying amount	34.7	43.0
Intellectual property | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Developed technology
Cost
Cost, beginning balance	1,220.2	1,220.2
Additions	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, ending balance	1,220.2	1,220.2	1,220.2
Accumulated amortization
Accumulated amortization, beginning balance	754.2	677.4
Amortization	74.5	76.8
Impairment charges	0.0	0.0
Disposals	0.0	0.0
Accumulated amortization, ending balance	828.7	754.2	677.4
Carrying amount
Carrying amount	391.5	466.0
Developed technology | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Customer relationships
Cost
Cost, beginning balance	228.6	228.6
Additions	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, ending balance	228.6	228.6	228.6
Accumulated amortization
Accumulated amortization, beginning balance	134.0	121.3
Amortization	12.6	12.7
Impairment charges	0.0	0.0
Disposals	0.0	0.0
Accumulated amortization, ending balance	146.6	134.0	121.3
Carrying amount
Carrying amount	82.0	94.6
Customer relationships | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Other
Cost
Cost, beginning balance	260.1	222.5
Additions	14.3	39.3
Disposals	(0.6)	(0.3)
Effect of changes in exchange rates	(0.1)	(1.4)
Cost, ending balance	273.7	260.1	222.5
Accumulated amortization
Accumulated amortization, beginning balance	144.1	105.5
Amortization	28.7	27.9
Impairment charges	8.0	11.1
Disposals	(0.5)	(0.3)
Accumulated amortization, ending balance	180.8	144.1	€ 105.5
Carrying amount
Carrying amount	92.9	116.0
Other | Accumulated Amortization
Cost
Effect of changes in exchange rates	€ 0.5	€ (0.1)